PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Summary of property and equipment, net

	Useful Life	September 30, 2021	December 31, 2020
Machinery and equipment	5 – 10 years	$59,199	$57,360
Furniture and fixtures	3 – 5 years	955	955
Computer equipment	3 – 5 years	925	908
Leasehold improvements	Shorter of lease term
	or estimated useful life	11,075	10,875
Vehicles	5 years	264	264
Software	1 – 3 years	1,506	1,186
Construction in progress		2,043	519
Total		75,966	72,066
Less: Accumulated depreciation		52,019	44,207
		$23,947	$27,859

		December 31,
	Useful Life	2020	2019
Machinery and equipment	5 – 10 years	$57,360	$48,722
Furniture and fixtures	3 – 5 years	955	955
Computer equipment	3 – 5 years	908	885
	Shorter of lease term
Leasehold improvements	or estimated useful life	10,875	10,757
Vehicles	5 years	264	264
Software	1 – 3 years	1,186	841
Construction in progress		519	2,141
Total		72,066	64,565
Less: Accumulated depreciation		44,207	34,291
		$27,859	$30,274